Debt Obligations and Commitments (Long-Term Contractual Commitments) (Details) $ in Millions	Dec. 27, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt obligations, total	$ 23,446	[1],[2]
Long-term Debt, Maturing in One Year	0	[3]
Long-term debt obligations, 2015-2016	5,108	[1],[2]
Long-term debt obligations, 2017-2018	4,863	[1],[2]
Long-term debt obligations, 2019 and beyond	13,475	[1],[2]
Interest on debt obligations, total	8,839	[1],[4]
Interest on debt obligations, 2013	873	[1],[4]
Interest on debt obligations, 2014-2015	1,553	[1],[4]
Interest on debt obligations, 2016-2017	1,245	[1],[4]
Interest on debt obligations, 2018 and beyond	5,168	[1],[4]
Operating leases, total	1,894	[1]
Operating leases, 2013	403	[1]
Operating Leases, 2014-2015	631	[1]
Operating Leases, 2016-2017	387	[1]
Operating Leases, 2018 and beyond	473	[1]
Purchasing commitments, total	1,985	[1],[5]
Purchasing commitments, 2013	693	[1],[5]
Purchasing commitments, 2014-2015	873	[1],[5]
Purchasing commitments, 2016-2017	293	[1],[5]
Purchasing commitments, 2018 and beyond	126	[1],[5]
Marketing commitments, total	2,178	[1],[5]
Marketing Obligation, 2013	391	[1],[5]
Marketing obligation, 2014-2015	647	[1],[5]
Marketing obligation, 2016-2017	525	[1],[5]
Marketing obligation, 2018 and beyond	615	[1],[5]
Total long-term contractual commitments	38,342	[1]
Total Long Term Contractual Commitments 2013	2,360	[1]
Total Long Term Contractual Commitments 2014-2015	8,812	[1]
Total Long Term Contractual Commitments 2016-2017	7,313	[1]
Total Long Term Contractual Commitments 2018 and beyond	19,857	[1]
Long-term debt obligations, 2013	4,096
Increase decrease in carrying value of debt in interest rate fair value hedge	179
PBG and PAS Acquisition
Debt Instrument [Line Items]
Fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS	$ 196

[1]	Based on year-end foreign exchange rates. We expect to make net cash tax payments of approximately $300 million within the next 12 months, as discussed further in Note 5. Reserves for uncertain tax positions are excluded from the table above as we are unable to reasonably predict the ultimate amount or timing of any other settlements.
[2]	Excludes $4,096 million related to current maturities of long-term debt, $196 million related to the fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS and $179 million related to the increase in carrying value of long-term debt representing the gains on our fair value interest rate swaps.
[3]	Based on quoted market prices in active markets.
[4]	Interest payments on floating-rate debt are estimated using interest rates effective as of December 27, 2014.
[5]	Primarily reflects non-cancelable commitments as of December 27, 2014.